NORTHERN LIGHTS FUND TRUST II

May 5, 2015

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – Innealta Capital Global All Asset Opportunity Fund
Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the Innealta Capital Global All Asset Opportunity Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 227 (SEC Accession No.0001580642-15-001899) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for the Innealta Capital Global All Asset Opportunity Fund, Class A shares, Class I shares and Class N shares; and
2.	Statement of Additional Information for the Innealta Capital Global All Asset Opportunity Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 29, 2015.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

s/ Kevin Wolf

Kevin Wolf

President